Segment Reporting - Summary of Major Customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Customers Revenue	$ 405,054	$ 317,213	$ 258,370
Customer A [Member]
Disclosure of major customers [line items]
Customers Revenue	237,595	160,625	100,988
Customer B [Member]
Disclosure of major customers [line items]
Customers Revenue	104,629	102,003	116,550
Customer C [Member]
Disclosure of major customers [line items]
Customers Revenue	$ 62,830	$ 54,585	$ 40,832